TRADE PAYABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 717	$ 519
Other payables & accrued liabilities	296	284
Total trade payables and other	$ 1,013	$ 803	[1]

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.